INVESTMENT IN NSURE, INC. (Details Narrative) - USD ($)			1 Months Ended	12 Months Ended
	Mar. 13, 2023	Oct. 08, 2021	Apr. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 26, 2025	Mar. 31, 2022
Share price							$ 0.03
Cash proceeds					$ 900,000
NSURE, Inc. [Member]
Sale of stock, shares			262,684			131,345
Cash proceeds						$ 450,000
Proceeds from sale of stock			$ 900,000
Remaining balance shares				0	0
Securities Purchase Agreement [Member]
Number of shares of common stock, shares	9,120
Securities Purchase Agreement [Member] | NSURE, Inc. [Member]
Investments		$ 5,700,000
Securities Purchase Agreement [Member] | NSURE, Inc. [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Investments		$ 1,350,000
Number of shares of common stock, shares		394,029
Securities Purchase Agreement [Member] | NSURE, Inc. [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Number of shares of common stock, shares		209,075
Share price		$ 6.457
Securities Purchase Agreement [Member] | NSURE, Inc. [Member] | Share-Based Payment Arrangement, Tranche Three [Member]
Number of shares of common stock, shares		325,239
Share price								$ 9.224
Securities Purchase Agreement [Member] | NSURE, Inc. [Member] | Common Class A [Member]
Number of shares of common stock, shares		928,343